Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Borrowings from a related parties			$ 12,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Sales and Services revenue from related parties		35,957,714	10,521,150
Purchase of machinery from related parties		2,638,953
Purchase of raw materials from a related party	[1]		6,397,770
Borrowings from a related parties			12,000,000
Repayment of borrowings to a related party		11,000,000
Accrual of interest expenses on borrowings from a related parties		515,766	372,733
Repayment of interest expenses on borrowings from a related party		672,100
VSUN [Member]
Related Party Transaction [Line Items]
Sales and Services revenue from related parties		17,428,858	5,709,522
VSun USA [Member]
Related Party Transaction [Line Items]
Sales and Services revenue from related parties		14,267,834	1,847,442
VSun Bac Ninh [Member]
Related Party Transaction [Line Items]
Sales and Services revenue from related parties		4,261,022	2,065,046
VSun China [Member]
Related Party Transaction [Line Items]
Sales and Services revenue from related parties			899,140
VSun China [Member]
Related Party Transaction [Line Items]
Purchase of machinery from related parties		2,638,953
VSUN [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party	[1]		6,290,050
VSun China [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party	[1]		107,720
VSun USA [Member]
Related Party Transaction [Line Items]
Borrowings from a related parties	[2]		12,000,000
VSun USA [Member]
Related Party Transaction [Line Items]
Repayment of borrowings to a related party	[2]	11,000,000
VSUN [Member]
Related Party Transaction [Line Items]
Accrual of interest expenses on borrowings from a related parties	[3]	240,444	247,587
VSun USA [Member]
Related Party Transaction [Line Items]
Accrual of interest expenses on borrowings from a related parties	[2]	275,322	125,146
VSun USA [Member]
Related Party Transaction [Line Items]
Repayment of interest expenses on borrowings from a related party	[2]	$ 672,100

[1]	For the three months ended March 31, 2025, the Company made prepayments of $6,290,050 to VSUN and $107,720 to VSun China, respectively, for raw materials. All of the prepayments were delivered to the Company in the year of 2025. For the three months ended March 31, 2026, the Company did not make prepayments to VSun China for raw materials.
[2]	For the three months ended March 31, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the three months ended March 31, 2026, the Company repaid borrowings of $11,000,000 to VSUN USA.
[3]	For the three months ended March 31, 2026 and 2025, the Company did not borrow loans from or repaid loans to VSUN. For the three months ended March 31, 2026 and 2025, the Company accrued interest expenses of $240,444 and $247,587 on the borrowings brought forward from the year 2024, respectively. For the three months ended March 31, 2026 and 2025, the Company did not make payments of interest expenses to VSUN.